Credit Card Receivables	9 Months Ended
Sep. 30, 2025
Credit Card Receivables
Credit Card Receivables

6. Credit Card Receivables

The following table summarizes the credit card receivables, gross of allowance for credit losses, by geography (in thousands):

	AS OF SEPTEMBER 30,	AS OF DECEMBER 31,
	2025	2024
United States	8,084	7,470
Canada	9,847	11,613
Total	$17,931	$19,083

The Company places credit card receivables on nonaccrual status when the credit card receivables are greater than 90 days past due or within 60 days of being notified that the customer is in bankruptcy status, whichever is earlier. The below tables present the information on the Company’s past due and non-accrual credit card receivables as of September 30, 2025, and 2024.

Age analysis of past-due credit card receivables at September 30, 2025 (in thousands)

							AMORTIZED COST
				TOTAL			> 90 DPD AND
($ IN 000S)	30-59	60-89	>90	PAST DUE	CURRENT	TOTAL	ACCRUING(1)
United States	$255	$188	$556	$999	$7,085	$8,084	$—
Canada	275	152	312	739	9,108	9,847	—
Total	$530	$340	$868	$1,738	$16,193	$17,931	$—

Age analysis of past-due credit card receivables at December 31, 2024 (in thousands)

							AMORTIZED COST
				TOTAL			> 90 DPD AND
($ IN 000S)	30-59	60-89	>90	PAST DUE	CURRENT	TOTAL	ACCRUING(1)
United States	$196	$177	$551	$924	$6,546	$7,470	$—
Canada	281	157	339	777	10,836	11,613	—
Total	$477	$334	$890	$1,701	$17,382	$19,083	$—

Allowance for Credit Losses

The following table summarizes the change in the allowance for credit losses for the Company’s credit card receivables portfolio (in thousands).

	UNITED STATES	CANADA	TOTAL
Balance as of December 31, 2024	$957	$950	$1,907
Charge-offs	(1,337)	(1,113)	(2,450)
Recoveries	251	372	623
Provision	1,075	596	1,671
Balance as of September 30, 2025	$946	$805	$1,751

Non-Accrual Loans

The following table presents non-accrual loans by segment (in thousands).

	AS OF SEPTEMBER 30, 2025		AS OF DECEMBER 31, 2024
		NONACCRUAL		NONACCRUAL
		WITH NO		WITH NO
	NONACCRUAL	ALLOWANCE	NONACCRUAL	ALLOWANCE
United States	$556	$—	$551	$—
Canada	312	—	339	—
Total	$868	$—	$890	$—

No interest income was recorded for the non-accrual receivables for the nine months ended September 30, 2025.